Quarterly Schedules of
Portfolio Holdings
July 31, 2020
Domestic Equity Funds

	Retirement Class	Institutional Class	Administrative Class	Investor Class
Harbor Capital Appreciation Fund	HNACX	HACAX	HRCAX	HCAIX
Harbor Large Cap Value Fund	HNLVX	HAVLX	HRLVX	HILVX
Harbor Mid Cap Fund	HMCRX	HMCLX	HMCDX	HMCNX
Harbor Mid Cap Growth Fund	HNMGX	HAMGX	HRMGX	HIMGX
Harbor Mid Cap Value Fund	HNMVX	HAMVX	HRMVX	HIMVX
Harbor Small Cap Growth Fund	HNSGX	HASGX	HRSGX	HISGX
Harbor Small Cap Value Fund	HNVRX	HASCX	HSVRX	HISVX
Harbor Strategic Growth Fund	HNGSX	MVSGX	HSRGX	HISWX

Harbor Capital Appreciation Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.7%
Shares		Value
AUTOMOBILES—4.9%
1,291,367	Tesla Inc.*	$1,847,636
BIOTECHNOLOGY—1.9%
2,294,067	BioMarin Pharmaceutical Inc.*	274,852
1,593,606	Vertex Pharmaceuticals Inc.*	433,461
		708,313
CAPITAL MARKETS—2.4%
2,159,676	Goldman Sachs Group Inc.	427,529
1,376,205	S&P Global Inc.	482,016
		909,545
ENTERTAINMENT—5.1%
3,088,361	Netflix Inc.*	1,509,838
1,541,482	Spotify Technology SA (Sweden)*	397,425
		1,907,263
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.7%
990,565	American Tower Corp.	258,924
FOOD & STAPLES RETAILING—1.5%
1,700,409	Costco Wholesale Corp.	553,534
HEALTH CARE EQUIPMENT & SUPPLIES—2.6%
2,331,089	Alcon Inc. (Switzerland)*	139,819
1,514,695	Danaher Corp.	308,695
860,157	DexCom Inc.*	374,633
236,434	Intuitive Surgical Inc.*	162,061
		985,208
HEALTH CARE PROVIDERS & SERVICES—0.8%
1,380,779	Guardant Health Inc.*	117,615
446,074	Humana Inc.	175,061
		292,676
HEALTH CARE TECHNOLOGY—0.8%
1,217,620	Teladoc Health Inc.*	289,343
HOTELS, RESTAURANTS & LEISURE—1.4%
452,333	Chipotle Mexican Grill Inc.*	522,517
INTERACTIVE MEDIA & SERVICES—11.1%
579,887	Alphabet Inc. Class A*	862,843
582,498	Alphabet Inc. Class C*	863,821
5,296,185	Facebook Inc.*	1,343,483
4,461,628	Match Group Inc.*	458,209
9,245,910	Tencent Holdings Ltd. (China)	634,253
		4,162,609
INTERNET & DIRECT MARKETING RETAIL—10.5%
3,148,837	Alibaba Group Holding Ltd. ADR (China)*,1	790,421
995,341	Amazon.com Inc.*	3,149,936
		3,940,357
IT SERVICES—14.3%
456,332	Adyen NV (Netherlands)*,2	765,729
3,810,827	Mastercard Inc.	1,175,754
4,706,307	PayPal Holdings Inc.*	922,766
855,793	Shopify Inc. (Canada)*	876,332
2,224,245	Twilio Inc.*	617,050
5,294,959	Visa Inc.	1,008,160
		5,365,791
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—0.6%
592,623	Illumina Inc.*	$226,477
PERSONAL PRODUCTS—1.2%
2,337,072	Estée Lauder Companies Inc.	461,665
PHARMACEUTICALS—2.7%
11,396,825	AstraZeneca plc ADR (United Kingdom)[1]	635,715
2,428,531	Eli Lilly and Co.	364,984
		1,000,699
ROAD & RAIL—2.3%
18,304,119	Uber Technologies Inc.*	553,883
1,830,663	Union Pacific Corp.	317,345
		871,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
2,732,201	NVIDIA Corp.	1,160,065
SOFTWARE—19.0%
2,521,508	Adobe Inc.*	1,120,356
1,876,726	Atlassian Corp. plc (United Kingdom)*	331,524
1,494,054	Coupa Software Inc.*	457,853
3,157,766	CrowdStrike Holdings Inc.*	357,459
10,019,725	Microsoft Corp.	2,054,144
1,335,512	RingCentral Inc.*	387,659
5,183,959	salesforce.com Inc.*	1,010,094
791,702	ServiceNow Inc.*	347,716
2,680,019	Splunk Inc.*	562,322
681,787	Trade Desk Inc.*	307,704
999,062	Workday Inc.*	180,750
		7,117,581
SPECIALTY RETAIL—2.1%
1,076,310	Carvana Co.*	166,774
2,295,758	Home Depot Inc.	609,501
		776,275
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
5,594,876	Apple Inc.	2,378,046
TEXTILES, APPAREL & LUXURY GOODS—4.3%
660,007	Kering SA (France)	374,017
2,551,658	Lululemon Athletica Inc. (Canada)*	830,794
4,181,990	NIKE Inc.	408,204
		1,613,015
TOTAL COMMON STOCKS
(Cost $17,388,179)		37,348,767
TOTAL INVESTMENTS—99.7%
(Cost $17,388,179)		37,348,767
CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		128,589
TOTAL NET ASSETS—100.0%		$37,477,356

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
At July 31, 2020, the investments in Adyen NV, Kering SA, and Tencent Holdings Ltd. (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2020, the aggregate value of these securities was $765,729 or 2% of net assets.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.9%
Shares		Value
AEROSPACE & DEFENSE—1.8%
183,000	General Dynamics Corp.	$26,853
BANKS—10.5%
628,708	Bank of America Corp.	15,642
230,000	BOK Financial Corp.	12,811
355,000	Commerce Bancshares Inc.	20,327
198,000	Cullen/Frost Bankers Inc.	14,268
528,000	East West Bancorp Inc.	18,301
332,000	JPMorgan Chase & Co.	32,084
3,670,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	13,726
275,000	PNC Financial Services Group Inc.	29,334
		156,493
BEVERAGES—2.4%
760,000	Coca-Cola Co.	35,902
BIOTECHNOLOGY—3.2%
196,000	Amgen Inc.	47,955
BUILDING PRODUCTS—4.3%
330,000	Allegion plc (Ireland)	32,822
810,000	Johnson Controls International plc	31,169
		63,991
CAPITAL MARKETS—2.4%
235,000	Ameriprise Financial Inc.	36,103
CHEMICALS—4.9%
1,258,000	Corteva Inc.	35,929
455,000	RPM International Inc.	37,123
		73,052
CONSTRUCTION MATERIALS—2.0%
145,000	Martin Marietta Materials Inc.	30,041
CONSUMER FINANCE—1.5%
336,000	Capital One Financial Corp.	21,437
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
292,000	Equity Lifestyle Properties Inc.	19,949
130,000	Sun Communities Inc.	19,491
		39,440
FOOD & STAPLES RETAILING—1.0%
365,000	Walgreens Boots Alliance Inc.	14,859
FOOD PRODUCTS—1.8%
430,000	Tyson Foods Inc.	26,424
HEALTH CARE EQUIPMENT & SUPPLIES—9.8%
574,000	Alcon Inc. (Switzerland)*	34,429
355,000	Danaher Corp.	72,349
399,000	Medtronic plc (Ireland)	38,495
		145,273
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—5.9%
570,000	Lennar Corp. Class A	$41,239
7,120	Lennar Corp. Class B	384
592,000	Sony Corp. ADR (Japan)[1]	46,152
		87,775
INSURANCE—1.8%
200,000	Chubb Ltd. (Switzerland)	25,448
21,181	Cincinnati Financial Corp	1,651
		27,099
INTERACTIVE MEDIA & SERVICES—1.9%
780,000	Twitter Inc.*	28,392
IT SERVICES—4.1%
313,000	PayPal Holdings Inc.*	61,370
MACHINERY—6.8%
450,000	Oshkosh Corp.	35,424
188,600	Parker-Hannifin Corp.	33,744
430,000	Xylem Inc.	31,382
		100,550
OIL, GAS & CONSUMABLE FUELS—4.8%
1,860,000	Cabot Oil & Gas Corp.	34,782
355,000	Phillips 66	22,017
150,000	Pioneer Natural Resources Co.	14,538
		71,337
PHARMACEUTICALS—3.8%
1,190,000	Elanco Animal Health Inc.*	28,120
350,000	Novartis AG ADR (Switzerland)[1]	28,749
		56,869
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
433,000	Microchip Technology Inc.	44,049
380,000	QUALCOMM Inc.	40,132
		84,181
SOFTWARE—12.8%
148,100	Adobe Inc.*	65,804
190,000	ANSYS Inc.*	59,014
320,000	Microsoft Corp.	65,603
		190,421
TOTAL COMMON STOCKS
(Cost $1,129,225)		1,425,817
TOTAL INVESTMENTS—95.9%
(Cost $1,129,225)		1,425,817
CASH AND OTHER ASSETS, LESS LIABILITIES—4.1%		61,046
TOTAL NET ASSETS—100.0%		$1,486,863

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.8%
Shares		Value
AEROSPACE & DEFENSE—1.1%
761	General Dynamics Corp.	$112
BANKS—1.0%
8,826	KeyCorp	106
BUILDING PRODUCTS—2.3%
4,219	Masco Corp	241
CAPITAL MARKETS—7.4%
6,135	Eaton Vance Corp.	222
2,889	Intercontinental Exchange Inc.	280
2,126	Raymond James Financial Inc.	148
2,609	Stifel Financial Corp.	126
		776
CHEMICALS—4.0%
1,443	Albemarle Corp.	119
1,595	Eastman Chemical Co.	119
1,133	Scotts Miracle-Gro Co.	180
		418
COMMERCIAL SERVICES & SUPPLIES—4.5%
3,143	Republic Services Inc	274
3,190	Stericycle Inc.*	193
		467
CONTAINERS & PACKAGING—2.1%
1,234	Packaging Corp. of America	118
2,992	Sealed Air Corp	107
		225
ELECTRICAL EQUIPMENT—1.5%
4,068	Sensata Technologies Holding plc (United Kingdom)*	155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
2,316	Keysight Technologies Inc.*	231
ENTERTAINMENT—2.5%
3,104	Activision Blizzard Inc.	257
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.2%
5,564	Americold Realty Trust	225
1,271	Boston Properties Inc.	113
669	SBA Communications Corp.	208
		546
FOOD & STAPLES RETAILING—1.3%
2,494	Sysco Corp.	132
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
3,380	Dentsply Sirona Inc.	151
HEALTH CARE PROVIDERS & SERVICES—2.7%
1,317	AmerisourceBergen Corp	132
758	Laboratory Corp. of America Holdings*	146
		278
HOTELS, RESTAURANTS & LEISURE—1.8%
2,450	Darden Restaurants Inc.*	186
HOUSEHOLD DURABLES—2.8%
4,504	D.R. Horton Inc.*	298
INSURANCE—4.9%
2,876	The Progressive Corp.	260
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
1,380	Reinsurance Group of America Inc.	$118
779	Renaissance Holdings Ltd. (Bermuda)	140
		518
IT SERVICES—7.1%
1,275	Akamai Technologies Inc.*	143
1,382	Arrow Electronics Inc.*	99
2,685	Black Knight Inc.*	201
1,668	Global Payments Inc.	297
		740
LIFE SCIENCES TOOLS & SERVICES—5.9%
2,194	Agilent Technologies Inc.	211
480	Bio-Rad Laboratories Inc.*	252
2,515	Syneos Health Inc.*	157
		620
MACHINERY—5.8%
913	Cummins Inc.	176
1,368	Dover Corp.	141
1,039	Snap-on Inc.	152
1,862	Woodward Inc.	139
		608
MULTI-UTILITIES—1.9%
2,093	WEC Energy Group Inc.	199
OIL, GAS & CONSUMABLE FUELS—1.9%
3,805	Cimarex Energy Co.	93
6,417	Continental Resources Inc.*	111
		204
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
4,299	CBRE Group Inc.*	188
ROAD & RAIL—1.6%
2,281	CSX Corp	163
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.6%
3,995	Applied Materials Inc.	257
1,194	Cabot Microelectronics Corp.	180
2,270	Skyworks Solutions Inc.	330
2,259	Xilinx Inc.	243
		1,010
SOFTWARE—9.9%
1,010	ANSYS Inc.*	314
1,240	Autodesk Inc.*	293
320	Intuit Inc.	98
1,648	Synopsys Inc.*	328
		1,033
SPECIALTY RETAIL—1.8%
3,634	TJX Companies Inc.*	189

Harbor Mid Cap Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.8%
3,021	Air Lease Corp.	$79
1,754	GATX Corp.	107
		186
TOTAL COMMON STOCKS
(Cost $9,811)		10,237
TOTAL INVESTMENTS—97.8%
(Cost $9,811)		10,237
CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		235
TOTAL NET ASSETS—100.0%		$10,472
FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or December 1, 2019 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Growth Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—93.5%
Shares		Value
AUTOMOBILES—1.2%
31,843	Thor Industries Inc.	$3,630
BEVERAGES—4.4%
6,745	Boston Beer Co. Inc.*	5,466
104,433	Monster Beverage Corp.*	8,196
		13,662
BIOTECHNOLOGY—8.7%
34,945	Apellis Pharmaceuticals Inc.*	905
9,444	Argenx SE ADR (Netherlands)*,1	2,173
8,967	Ascendis Pharma AS ADR (Denmark)*,1	1,234
86,242	Exact Sciences Corp.*	8,171
17,247	Galapagos NV (Belgium)*	3,202
1,736	Galapagos NV ADR (Belgium)*,1	320
11,769	Kodiak Sciences Inc.*	545
59,829	Livongo Health Inc.*	7,613
17,360	Seattle Genetics Inc.*	2,887
		27,050
CAPITAL MARKETS—2.8%
55,493	Blackstone Group Inc.	2,957
254,200	Churchill Capital Corp. III*	2,633
313,754	Churchill Capital Corp. IV*	3,138
		8,728
COMMERCIAL SERVICES & SUPPLIES—1.5%
49,283	Copart Inc.*	4,596
DIVERSIFIED CONSUMER SERVICES—2.4%
90,603	Chegg Inc.*	7,336
ELECTRICAL EQUIPMENT—2.2%
61,871	Trane Technologies PLC (Ireland)	6,921
ENTERTAINMENT—4.5%
13,068	Live Nation Entertainment Inc.*	611
25,481	Roku Inc.*	3,947
36,106	Spotify Technology SA (Sweden)*	9,309
		13,867
HEALTH CARE EQUIPMENT & SUPPLIES—13.2%
27,522	ABIOMED Inc.*	8,255
20,813	Align Technology Inc.*	6,115
11,672	DexCom Inc.*	5,084
42,409	Insulet Corp.*	8,625
43,439	Novocure Ltd. (Jersey)*	3,292
92,602	Tandem Diabetes Care Inc.*	9,673
		41,044
HEALTH CARE TECHNOLOGY—1.5%
18,100	Veeva Systems Inc.*	4,789
HOTELS, RESTAURANTS & LEISURE—3.6%
195,021	Aramark	4,119
62,529	Planet Fitness Inc.*	3,264
19,094	Vail Resorts Inc.	3,666
		11,049
HOUSEHOLD DURABLES—1.7%
70,613	Lennar Corp.	5,109
INTERACTIVE MEDIA & SERVICES—1.7%
51,754	Match Group Inc.*	5,315
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—6.2%
72,574	GoDaddy Inc.*	$5,101
37,580	Leidos Holdings Inc.	3,576
82,075	Square Inc.*	10,657
		19,334
LEISURE PRODUCTS—3.5%
92,965	Peloton Interactive Inc.*	6,342
43,604	Polaris Industries Inc.	4,519
		10,861
LIFE SCIENCES TOOLS & SERVICES—1.1%
34,021	Agilent Technologies Inc.	3,277
MACHINERY—0.9%
40,498	Fortive Corp.	2,843
PHARMACEUTICALS—1.2%
117,990	Elanco Animal Health Inc.*	2,788
7,042	Reata Pharmaceuticals Inc.*	1,040
		3,828
PROFESSIONAL SERVICES—3.6%
13,305	CoStar Group Inc.*	11,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
93,470	Advanced Micro Devices Inc.*	7,237
145,932	Marvell Technology Group Ltd. (Bermuda)	5,322
		12,559
SOFTWARE—17.4%
85,402	2U Inc.*	4,022
22,639	Alteryx Inc.*	3,973
11,480	Fair Isaac Corp.*	5,042
79,009	Guidewire Software Inc.*	9,296
1,765	Paycom Software Inc.*	502
8,760	RingCentral Inc.*	2,543
76,448	Slack Technologies Inc.*	2,259
194,161	Snap Inc.*	4,353
64,417	Splunk Inc.*	13,516
47,424	Workday Inc.*	8,580
		54,086
SPECIALTY RETAIL—6.1%
47,329	Burlington Stores Inc.*	8,898
48,165	Five Below Inc.*	5,246
70,341	Floor & Decor Holdings Inc.*	4,635
		18,779
TOTAL COMMON STOCKS
(Cost $198,056)		289,969

EXCHANGE-TRADED FUNDS—4.7%
(Cost $11,478)
CAPITAL MARKETS—4.7%
85,149	iShares Russell Mid-Cap Growth ETF	14,552

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—2.9%
(Cost $8,878)
Principal Amount		Value
REPURCHASE AGREEMENTS—2.9%
$8,878	Repurchase Agreement with Bank of America dated July 31, 2020 due August 03, 2020 at 0.070% collateralized by U.S. Treasury Notes (value $9,068)	$8,878
TOTAL INVESTMENTS—101.1%
(Cost $218,412)		313,399
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(3,397)
TOTAL NET ASSETS—100.0%		$310,002
FAIR VALUE MEASUREMENTS
At July 31, 2020, the repurchase agreement (as disclosed in the preceding Portfolio of Investments) was classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—99.0%
Shares		Value
AEROSPACE & DEFENSE—1.5%
9,300	Huntington Ingalls Industries Inc.	$1,616
114,800	Textron Inc.	4,011
		5,627
AIR FREIGHT & LOGISTICS—0.8%
58,200	Atlas Air Worldwide Holdings Inc.*	3,031
AIRLINES—1.7%
49,700	Alaska Air Group Inc.	1,712
68,500	American Airlines Group Inc.	762
188,800	JetBlue Airways Corp.*	1,952
63,900	United Airlines Holdings Inc.*	2,005
		6,431
AUTO COMPONENTS—1.8%
118,200	American Axle & Manufacturing Holdings Inc.*	834
58,900	BorgWarner Inc.	2,156
196,900	Goodyear Tire & Rubber Co.	1,774
18,500	Lear Corp.	2,042
		6,806
AUTOMOBILES—0.6%
81,800	Harley-Davidson Inc.	2,129
BANKS—5.2%
55,900	CIT Group Inc.	1,060
197,000	Citizens Financial Group Inc.	4,888
216,080	Fifth Third Bancorp	4,291
143,100	KeyCorp	1,719
259,600	Regions Financial Corp.	2,819
140,020	Zions Bancorporation	4,547
		19,324
BEVERAGES—1.1%
110,500	Molson Coors Brewing Co.	4,146
BIOTECHNOLOGY—1.3%
45,350	Alexion Pharmaceuticals Inc.*	4,648
BUILDING PRODUCTS—0.8%
47,400	Owens Corning	2,866
CAPITAL MARKETS—2.7%
42,600	Ameriprise Financial Inc.	6,545
120,600	Ares Capital Corp.	1,700
329,374	Prospect Capital Corp.	1,650
		9,895
CHEMICALS—5.2%
69,000	Cabot Corp.	2,517
44,000	Celanese Corp.	4,277
112,122	Chemours Co.	2,078
69,641	Eastman Chemical Co.	5,197
198,400	Huntsman Corp.	3,670
70,400	Trinseo SA (Luxembourg)	1,528
		19,267
COMMERCIAL SERVICES & SUPPLIES—0.3%
304,900	Pitney Bowes Inc.	1,018
CONSUMER FINANCE—2.1%
136,700	Ally Financial Inc.	2,748
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—Continued
62,400	Discover Financial Services	$3,084
225,200	Navient Corp.	1,793
		7,625
CONTAINERS & PACKAGING—2.2%
61,100	Greif Inc.	2,126
158,830	O-I Glass Inc.*	1,658
55,200	Silgan Holdings Inc.	2,111
83,600	WestRock Co.	2,246
		8,141
DIVERSIFIED FINANCIAL SERVICES—1.2%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	933
67,400	Voya Financial Inc.	3,330
		4,263
ELECTRIC UTILITIES—2.6%
39,600	Edison International	2,205
44,100	FirstEnergy Corp.	1,279
230,100	PPL Corp.	6,125
		9,609
ELECTRICAL EQUIPMENT—0.4%
14,000	Regal Beloit Corp.	1,287
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
48,100	Avnet Inc.	1,285
61,800	Methode Electronics Inc.	1,743
13,988	SYNNEX Corp.	1,745
125,800	TTM Technologies Inc.*	1,549
69,800	Vishay Intertechnology Inc.	1,095
		7,417
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—9.4%
213,903	Brandywine Realty Trust	2,317
205,100	Brixmor Property Group Inc.	2,361
429,000	Franklin Street Properties Corp.	2,252
47,700	Gaming and Leisure Properties Inc.	1,727
188,700	Hersha Hospitality Trust	898
67,700	Host Hotels & Resorts Inc.	730
96,600	Industrial Logistics Properties Trust	2,039
71,600	Iron Mountain Inc.	2,018
87,600	Lexington Realty Trust	1,016
52,750	Office Properties Income Trust	1,327
84,000	Omega Healthcare Investors Inc.	2,720
111,900	Outfront Media Inc.	1,612
139,000	Paramount Group Inc.	991
138,248	Piedmont Office Realty Trust Inc.	2,241
30,543	Retail Value Inc.	387
119,100	RLJ Lodging Trust	954
138,200	Sabra Health Care REIT Inc.	2,037
124,400	Service Properties Trust	834
216,500	SITE Centers Corp.	1,587
141,500	Summit Hotel Properties Inc.	733
412,800	VEREIT Inc.	2,687
134,500	Xenia Hotels & Resorts Inc.	1,071
		34,539
FOOD & STAPLES RETAILING—2.1%
51,800	Ingles Markets Inc.	2,085
166,300	Kroger Co.	5,785
		7,870

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—3.2%
39,000	Ingredion Inc.	$3,374
37,700	JM Smucker Co.	4,122
68,100	Tyson Foods Inc.	4,185
		11,681
GAS UTILITIES—1.4%
130,000	National Fuel Gas Co.	5,274
HEALTH CARE PROVIDERS & SERVICES—5.1%
59,300	Cardinal Health Inc.	3,239
49,300	DaVita Inc.*	4,308
18,500	HCA Healthcare Inc.	2,343
8,400	Laboratory Corp. of America Holdings*	1,621
27,200	McKesson Corp.	4,084
30,500	Universal Health Services Inc.	3,352
		18,947
HOTELS, RESTAURANTS & LEISURE—0.8%
76,100	Brinker International Inc.	2,047
30,500	Wyndham Destinations Inc.	811
		2,858
HOUSEHOLD DURABLES—4.4%
101,478	Ethan Allen Interiors Inc.	1,201
26,100	Meritage Homes Corp.*	2,589
68,100	PulteGroup Inc.	2,969
84,000	Toll Brothers Inc.	3,209
38,300	Whirlpool Corp.	6,247
		16,215
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.7%
338,806	Vistra Energy Corp.	6,322
INSURANCE—6.6%
48,900	Allstate Corp.	4,616
27,500	American Financial Group Inc.	1,671
62,600	Assured Guaranty Ltd.	1,366
97,100	Hartford Financial Services Group Inc.	4,109
130,600	Lincoln National Corp.	4,867
129,100	Old Republic International Corp.	2,075
58,400	Principal Financial Group Inc.	2,478
75,200	Universal Insurance Holdings Inc.	1,317
114,100	Unum Group	1,966
		24,465
INTERNET & DIRECT MARKETING RETAIL—0.8%
51,000	eBay Inc.	2,819
IT SERVICES—1.6%
98,200	DXC Technology Co.	1,759
164,100	Western Union Co.	3,984
		5,743
LEISURE PRODUCTS—0.4%
23,300	Brunswick Corp.	1,561
MACHINERY—7.0%
42,500	AGCO Corp.	2,789
100,600	Allison Transmission Holdings Inc.	3,759
27,478	Cummins Inc.	5,310
135,300	Meritor Inc.*	3,078
43,100	Oshkosh Corp.	3,393
20,600	Snap-on Inc.	3,005
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
55,500	Timken Co.	$2,534
184,200	Wabash National Corp.	2,098
		25,966
MEDIA—1.6%
82,500	AMC Networks Inc.*	1,906
144,100	TEGNA Inc.	1,697
87,672	ViacomCBS Inc.	2,286
		5,889
METALS & MINING—1.2%
45,800	Reliance Steel & Aluminum Co.	4,500
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
166,600	Annaly Capital Management Inc.	1,234
298,300	MFA Financial Inc.	785
93,400	PennyMac Mortgage Investment Trust	1,761
		3,780
MULTILINE RETAIL—1.2%
48,600	Big Lots Inc.	1,912
76,300	Kohl's Corp.	1,453
150,600	Macy's Inc.	912
		4,277
MULTI-UTILITIES—1.3%
93,150	MDU Resources Group Inc.	1,954
49,400	Public Service Enterprise Group Inc.	2,764
		4,718
OIL, GAS & CONSUMABLE FUELS—2.8%
142,300	Devon Energy Corp.	1,493
120,100	HollyFrontier Corp.	3,303
61,900	Marathon Petroleum Corp.	2,364
53,300	Valero Energy Corp.	2,997
		10,157
PAPER & FOREST PRODUCTS—0.3%
54,700	Domtar Corp.	1,148
PHARMACEUTICALS—2.3%
101,500	Corcept Therapeutics Inc.*	1,518
42,900	Jazz Pharmaceuticals plc (Ireland)*	4,644
110,150	Lannett Co. Inc.*	655
93,493	Mylan NV (Netherlands)*	1,506
		8,323
PROFESSIONAL SERVICES—0.7%
35,700	ManpowerGroup Inc.	2,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.5%
15,600	Cirrus Logic Inc.*	1,069
14,300	Diodes Inc.*	736
		1,805
SPECIALTY RETAIL—3.8%
37,600	Best Buy Co. Inc.	3,745
49,200	Dick's Sporting Goods Inc.	2,244
81,800	Foot Locker Inc.	2,404
86,700	Gap Inc.	1,159
18,600	Group 1 Automotive Inc.	1,563

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
55,757	Odp Corp.*	$1,231
36,800	Penske Automotive Group Inc.	1,649
		13,995
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
242,314	HP Inc.	4,260
86,900	Seagate Technology plc (Ireland)	3,930
93,900	Xerox Holdings Corp.	1,563
		9,753
TEXTILES, APPAREL & LUXURY GOODS—0.2%
60,900	Capri Holdings Ltd. (Virgin Islands)*	912
THRIFTS & MORTGAGE FINANCE—0.9%
169,600	MGIC Investment Corp.	1,403
136,700	Radian Group Inc.	2,039
		3,442
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—0.6%
65,642	Triton International Ltd. (Bermuda)	$2,066
TOTAL COMMON STOCKS
(Cost $458,411)		365,011
TOTAL INVESTMENTS—99.0%
(Cost $458,411)		365,011
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		3,622
TOTAL NET ASSETS—100.0%		$368,633

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—95.6%
Shares		Value
BANKS—0.1%
12,626	Signature Bank	$1,295
BIOTECHNOLOGY—12.6%
140,836	Acceleron Pharma Inc.*	13,967
148,390	Ascendis Pharma AS ADR (Denmark)*,1	20,420
287,346	Blueprint Medicines Corp.*	21,028
203,514	Fate Therapeutics Inc.*	6,364
110,130	Global Blood Therapeutics Inc.*	7,431
578,457	Insmed Inc.*	15,109
1,520,909	Ironwood Pharmaceuticals Inc.*	13,947
251,020	Momenta Pharmaceuticals Inc.*	7,403
339,126	Rocket Pharmaceuticals Inc.*	7,980
119,623	Turning Point Therapeutics Inc.*	7,085
		120,734
BUILDING PRODUCTS—3.8%
351,535	Advanced Drainage Systems Inc.	17,225
141,220	Trex Co. Inc.*	19,676
		36,901
CAPITAL MARKETS—2.4%
152,164	Hamilton Lane Inc.	10,992
150,652	LPL Financial Holdings Inc.	11,905
		22,897
COMMERCIAL SERVICES & SUPPLIES—2.8%
93,640	MSA Safety Inc.	11,099
82,687	Unifirst Corp.	15,420
		26,519
COMMUNICATIONS EQUIPMENT—1.3%
31,721	ADTRAN Inc.	394
856,365	Viavi Solutions Inc.*	11,844
		12,238
CONTAINERS & PACKAGING—1.9%
368,900	Berry Global Group Inc.*	18,441
ENTERTAINMENT—3.0%
48,538	Madison Square Garden Sports Corp*	7,460
2,158,660	Zynga Inc.*	21,219
		28,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.7%
147,284	National Storage Affiliates Trust	4,539
333,029	Rexford Industrial Realty Inc.	15,629
647,560	STORE Capital Corp	15,341
		35,509
FOOD & STAPLES RETAILING—1.4%
305,468	Grocery Outlet Holding Corp.*	13,438
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
124,790	Haemonetics Corp.*	10,939
38,511	Masimo Corp.*	8,477
120,070	Tandem Diabetes Care Inc.*	12,543
		31,959
HEALTH CARE PROVIDERS & SERVICES—3.0%
121,584	Amedisys Inc.*	28,470
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—3.3%
101,940	Churchill Downs Inc.	$14,121
314,530	Texas Roadhouse Inc.	17,673
		31,794
HOUSEHOLD DURABLES—5.4%
439,505	KB Home	14,785
335,676	Skyline Champion Corp.*	9,476
209,180	Topbuild Corp.*	27,595
		51,856
INSURANCE—5.4%
271,861	First American Financial Corp.	13,868
231,087	Palomar Holdings Inc.*	21,107
138,951	Primerica Inc.	16,627
		51,602
IT SERVICES—5.3%
369,505	Repay Holdings Corp.*	8,177
162,739	Science Applications International Corp.	13,016
99,492	WEX Inc.*	15,756
218,617	WNS Holdings Ltd. ADR (India)*,1	13,983
		50,932
LEISURE PRODUCTS—2.7%
308,483	BRP Inc. (Canada)*	13,814
240,900	YETI Holdings Inc.*	11,777
		25,591
LIFE SCIENCES TOOLS & SERVICES—6.1%
46,250	Bio-Rad Laboratories Inc.*	24,276
148,584	ICON plc (Ireland)*	27,557
44,180	Repligen Corp.*	6,667
		58,500
MACHINERY—6.0%
186,524	ITT Inc.	10,768
174,440	Lincoln Electric Holdings Inc.	15,768
442,151	Timken Co.	20,188
149,520	Woodward Inc.	11,205
		57,929
PHARMACEUTICALS—4.1%
100,890	Myokardia Inc.*	9,093
479,910	Pacira BioSciences Inc.*	25,248
34,360	Reata Pharmaceuticals Inc.*	5,075
		39,416
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
185,020	The Howard Hughes Corp.*	9,841
ROAD & RAIL—1.5%
123,500	Saia Inc.*	14,752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
213,717	Advanced Energy Industries Inc.*	15,723
252,230	Silicon Motion Technology Corp. ADR (Taiwan)[1]	10,435
193,698	SiTime Corp.*	10,295
		36,453
SOFTWARE—10.5%
335,670	2U Inc.*	15,808
295,274	ACI Worldwide Inc.*	7,911
360,972	Bottomline Technologies de Inc.*	17,421

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
90,760	Envestnet Inc.*	$7,370
327,744	Mimecast Ltd. (Jersey)*	15,381
689,470	Nuance Communications Inc.*	18,857
52,029	Paylocity Holding Corp.*	6,930
98,360	Proofpoint Inc.*	11,377
		101,055
SPECIALTY RETAIL—1.2%
110,250	Five Below Inc.*	12,007
TOTAL COMMON STOCKS
(Cost $739,064)		918,808
TOTAL INVESTMENTS—95.6%
(Cost $739,064)		918,808
CASH AND OTHER ASSETS, LESS LIABILITIES—4.4%		42,047
TOTAL NET ASSETS—100.0%		$960,855
FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—5.6%
753,792	Hexcel Corp.	$28,117
265,291	Moog Inc.	14,251
153,076	Teledyne Technologies Inc.*	46,948
		89,316
BANKS—6.4%
565,954	Enterprise Financial Services Corp.	16,446
864,178	First Merchants Corp.	21,112
454,349	Heartland Financial USA Inc.	14,194
354,331	South State Corp.	16,887
729,398	Trustmark Corp.	16,426
681,218	United Bankshares Inc.	17,930
		102,995
BIOTECHNOLOGY—3.4%
368,358	Emergent BioSolutions Inc.*	40,976
1,183,746	Myriad Genetics Inc.*	14,288
		55,264
CAPITAL MARKETS—4.5%
583,999	Eaton Vance Corp.	21,106
330,547	Raymond James Financial Inc.	22,966
585,490	Stifel Financial Corp.	28,385
		72,457
CHEMICALS—4.6%
633,649	Cabot Corp.	23,115
315,910	Scotts Miracle-Gro Co.	50,094
		73,209
COMMERCIAL SERVICES & SUPPLIES—4.8%
953,218	Casella Waste Systems Inc.*	52,818
2,326,631	Steelcase Inc.	24,965
		77,783
CONSUMER FINANCE—1.9%
538,510	FirstCash Inc.	31,040
ELECTRICAL EQUIPMENT—2.0%
468,986	EnerSys	31,544
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.2%
159,785	Coherent Inc.*	22,183
587,299	FLIR Systems Inc.	24,467
180,520	Littelfuse Inc.	32,069
417,147	Plexus Corp.*	30,990
1,291,692	Sanmina Corp.*	38,337
		148,046
ENERGY EQUIPMENT & SERVICES—1.2%
349,453	Core Laboratories NV (Netherlands)	7,454
404,950	DMC Global Inc.	11,897
		19,351
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.2%
1,205,701	Corporate Office Properties Trust	31,927
1,583,207	Pebblebrook Hotel Trust	16,782
1,081,289	STAG Industrial Inc.	35,250
		83,959
FOOD PRODUCTS—2.9%
1,671,637	Darling Ingredients Inc.*	46,689
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
109,992	CONMED Corp.	$9,079
HEALTH CARE PROVIDERS & SERVICES—2.4%
209,794	Molina Healthcare Inc.*	38,749
HOTELS, RESTAURANTS & LEISURE—1.5%
212,843	Cracker Barrel Old Country Store Inc.	23,513
HOUSEHOLD DURABLES—2.4%
387,264	Meritage Homes Corp.*	38,409
INSURANCE—5.6%
1,154,278	American Equity Investment Life Holding Co.	29,376
713,055	Horace Mann Educators Corp.	26,797
252,484	Reinsurance Group of America Inc.	21,524
483,623	United Fire Group Inc.	12,270
		89,967
IT SERVICES—3.2%
492,161	ManTech International Corp.	34,245
2,368,712	Sabre Corp.*	17,907
		52,152
MACHINERY—7.2%
484,842	Albany International Corp.	23,311
764,160	Altra Industrial Motion Corp.	26,157
709,272	Franklin Electric Co. Inc.	38,336
624,501	Timken Co.	28,515
		116,319
PHARMACEUTICALS—4.4%
808,680	Catalent Inc.*	70,630
ROAD & RAIL—1.1%
466,546	Ryder System Inc.	17,090
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.4%
285,417	Advanced Energy Industries Inc.*	20,998
366,529	Cabot Microelectronics Corp.	55,243
837,954	Entegris Inc.	60,257
1,562,472	FormFactor Inc.*	45,062
189,668	Monolithic Power Systems Inc.	50,264
		231,824
TEXTILES, APPAREL & LUXURY GOODS—1.4%
933,702	Wolverine World Wide Inc.	22,446
TRADING COMPANIES & DISTRIBUTORS—1.5%
395,802	GATX Corp.	24,140
TOTAL COMMON STOCKS
(Cost $1,226,698)		1,565,971
TOTAL INVESTMENTS—97.4%
(Cost $1,226,698)		1,565,971
CASH AND OTHER ASSETS, LESS LIABILITIES—2.6%		41,077
TOTAL NET ASSETS—100.0%		$1,607,048

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Strategic Growth Fund
Portfolio of Investments—July 31, 2020 (Unaudited)

 Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—98.3%
Shares		Value
AEROSPACE & DEFENSE—1.2%
3,165	TransDigm Group Inc.*	$1,366
BANKS—4.9%
36,222	First Republic Bank	4,074
40,849	U.S. Bancorp.	1,505
		5,579
BEVERAGES—2.0%
16,405	PepsiCo Inc.	2,258
CAPITAL MARKETS—5.1%
64,297	Charles Schwab Corp.	2,131
13,354	Moody's Corp.	3,757
		5,888
CHEMICALS—3.4%
8,717	Ecolab Inc.	1,631
9,165	Linde plc (Ireland)	2,246
		3,877
DIVERSIFIED FINANCIAL SERVICES—4.3%
25,027	Berkshire Hathaway Inc. Class B*	4,900
ELECTRICAL EQUIPMENT—1.7%
18,846	Amphenol Corp.	1,993
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.9%
12,528	American Tower Corp.	3,275
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
10,738	Teleflex Inc.	4,006
HOTELS, RESTAURANTS & LEISURE—1.0%
14,845	Starbucks Corp.	1,136
INDUSTRIAL CONGLOMERATES—6.2%
21,676	Honeywell International Inc.	3,238
8,883	Roper Technologies Inc.	3,841
		7,079
INSURANCE—3.8%
4,180	Markel Corp.*	4,366
INTERACTIVE MEDIA & SERVICES—6.7%
3,124	Alphabet Inc. Class C*	4,633
12,183	Facebook Inc.*	3,090
		7,723
COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—5.2%
1,884	Amazon.com Inc.*	$5,962
IT SERVICES—2.9%
17,774	Visa Inc.	3,384
LIFE SCIENCES TOOLS & SERVICES—2.1%
2,595	Mettler-Toledo International Inc.*	2,426
MACHINERY—2.5%
41,098	Fortive Corp.	2,885
MEDIA—1.9%
52,009	Comcast Corp.	2,226
PERSONAL PRODUCTS—2.4%
47,398	Unilever NV NY Registry Shares (Netherlands)	2,798
PHARMACEUTICALS—3.6%
28,448	Johnson & Johnson	4,147
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.3%
25,809	Microchip Technology Inc.	2,626
SOFTWARE—19.3%
12,182	Adobe Inc.*	5,413
15,231	Intuit Inc.	4,666
19,972	Microsoft Corp.	4,095
13,235	salesforce.com Inc.*	2,579
33,566	SAP SE ADR (Germany)[1]	5,344
		22,097
SPECIALTY RETAIL—1.5%
3,688	O'Reilly Automotive Inc.*	1,761
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.7%
15,308	Apple Inc.	6,507
TEXTILES, APPAREL & LUXURY GOODS—2.2%
25,636	NIKE Inc.	2,502
TOTAL COMMON STOCKS
(Cost $77,691)		112,767
TOTAL INVESTMENTS—98.3%
(Cost $77,691)		112,767
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		1,990
TOTAL NET ASSETS—100.0%		$114,757

FAIR VALUE MEASUREMENTS
All investments at July 31, 2020 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at July 31, 2020 or October 31, 2019.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—July 31, 2020 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2020, the Trust consists of 37 separate portfolios. The portfolios covered by this report are: Harbor Capital Appreciation Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund, and Harbor Strategic Growth Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule. For fair valuations using significant unobservable inputs, if any, a reconciliation of the beginning to ending balances for reported fair values is provided at the end of each Fund’s Portfolio of Investments schedule that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Joseph L. Dowling, III
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Ann M. Spruill
Trustee
Douglas J. Skinner
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Brian L. Collins
Vice President
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.DE.0120